Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Net Deferred Tax Asset

As of December 31, 2025 and 2024, the Company’s net deferred tax assets were as follows:

	December 31, 2025	December 31, 2024
Deferred tax assets	(As Restated)
Federal net operating loss	$1,262,629	$1,913,959
Transaction costs	1,408,371	1,515,401
Accrued expenses	842,969	1,202,259
Deferred compensation	1,350,406	446,113
Derivative liability	-	228,732
Stock-based compensation	818,497	648,697
Other	73,972	45,322
Total deferred tax assets	5,756,844	6,000,483
Deferred tax liabilities
Oil and natural gas properties	(9,288,685)	(8,665,914)
Prepaid expenses	(37,740)	-
Equipment credit	(1,244,559)	-
Unrealized gain on derivatives	(16,252)	(27,302)
Total deferred tax liabilities	(10,587,236)	(8,693,216)
Net deferred tax liabilities	(4,830,392)	(2,692,733)
Valuation allowance for deferred tax assets	-	-
Net Deferred tax liability, net of allowance	$(4,830,392)	$(2,692,733)

Schedule of Income Tax Provision

The income tax provision consists of the following:

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Current income tax (benefit) expense	(As Restated)
Federal	$532,692	$-
State	151,203	-
Total current income tax expense	683,895	-
Deferred tax (benefit) expense:
Federal	1,749,586	(2,840,051)
State	388,073	(630,356)
Valuation allowance	-	-
Total deferred income tax (benefit) expense	2,137,659	(3,470,407)
Total income tax (benefit) expense	$2,821,554	$(3,470,407)

Schedule of Reconciliation of the Federal Income Tax Rate

A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	For the Year Ended December 31, 2025 (As Restated)		For the Year Ended December 31, 2024
Expected income tax expense (benefit) computed at the statutory rate	$(981,343)	21.00%	$(2,792,305)	21.00%
State Taxes (Net of Federal Benefit)	507,805	(10.87)%	(667,494)	5.02%
Nontaxable or Nondeductible Items
Gain on forgiveness of debt – equity related party	1,133,061	(24.25)%	-	-
Change in fair value of derivative liability, related party	(71,610)	1.53%	-	-
Change in fair value of derivative liability	434,758	(9.30)%	-	-
Loss on extinguishment of debt	337,247	(7.22)%	-	-
Other	60,344	(1.29)%	420,205	(3.16)%
Exchange of Class B units for Class A common stock	1,401,292	(29.99)%	(430,813)	3.24%
Income tax provision (benefit)	2,821,554	(60.38)%	(3,470,407)	26.10%